MUNDER HEALTHCARE FUND

Class A, B, C, K, R & Y Shares

Supplement Dated April 15, 2005, to the

Prospectus dated October 31, 2004

Effective April 1, 2005, the Munder Healthcare Fund will compare its performance to the S&P 500® Index and the Goldman Sachs Sector Index-Health Care (GSSITM Health Care Index), rather than the Morgan Stanley Capital International (MSCI) World Index, the Russell 2000 Healthcare Index and the S&P 500® Healthcare Index. The advisor believes that the S&P 500® Index and the GSSITM Health Care Index more closely reflect the investment strategies of the Fund.

To reflect the changes in the Fund’s benchmarks, the following disclosure is added to the Average Annual Returns table on pages 3-4 of the Fund’s Prospectus:

AVERAGE ANNUAL RETURNS

for periods ended December 31, 2003

	1 Year %	5 Years %	Since Inception %(1)
Class Y
S&P 500® Index(2) (reflects no deductions of fees, expenses or taxes)	28.70%	(0.57)%	7.57%
GSSITM Health Care Index(2) (reflects no deductions of fees, expenses or taxes)	23.23%	3.23%	12.26%
Class A
S&P 500® Index(2) (reflects no deductions of fees, expenses or taxes)	28.70%	(0.57)%	6.73%
GSSITM Health Care Index(2) (reflects no deductions of fees, expenses or taxes)	23.23%	3.23%	11.13%
Class B
S&P 500® Index(2) (reflects no deductions of fees, expenses or taxes)	28.70%	(0.57)%	6.73%
GSSITM Health Care Index(2) (reflects no deductions of fees, expenses or taxes)	23.23%	3.23%	11.13%
Class C
S&P 500® Index(2) (reflects no deductions of fees, expenses or taxes)	28.70%	(0.57)%	7.57%
GSSITM Health Care Index(2) (reflects no deductions of fees, expenses or taxes)	23.23%	3.23%	12.26%
Class K
S&P 500® Index(2) (reflects no deductions of fees, expenses or taxes)	28.70%	(0.57)%	7.45%
GSSITM Health Care Index(3) (reflects no deductions of fees, expenses or taxes)	23.23%	3.23%	12.35%

(1)   The inception dates for the Class Y, Class A, Class B, Class C and Class K shares are 12/31/96, 2/14/97, 1/31/97, 1/13/97 and 4/1/97, respectively. The index returns from inception for Class Y, Class A, Class B, Class C and Class K shares are from 1/1/97, 2/1/97, 2/1/97, 1/1/97 and 4/1/97, respectively.

(2)   The Standard & Poor’s 500® Composite Stock Price Index (S&P 500® Index) is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The Goldman Sachs Sector Index-Health Care (GSSITM Health Care Index) is a modified-market cap weighted index designed to measure the performance of companies in the health care sector.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

The Munder Funds

Supplement Dated April 15, 2005, to the

Statement of Additional Information dated October 31, 2004

1. Investors are advised that the Board of Trustees changed the name of “The Munder Framlington Funds Trust” to “Munder Series Trust II”. All references in the Statement of Additional Information to “The Munder Framlington Funds Trust” and “MFFT” are hereby deleted and replaced with “Munder Series Trust II” and “MST II”, respectively.

2. Effective March 16, 2005, the Board of Trustees appointed Ms. Lisa Payne as a Non-Interested Trustee of MST and MST II. Under the heading “MANAGEMENT OF THE FUNDS –Trustees and Officers”, which begins on page 34 of the SAI, the trustee table is hereby supplemented with the following:

Name, Address and Age	Position(s) with the Munder Funds	Term of Office(1) and Length of Time Served (2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Non-Interested Trustees
Lisa A. Payne c/o The Munder Funds 480 Pierce Street Suite 300 Birmingham, MI 48009 Age 46	Trustee	Indefinite; since 3/05	Director, Executive Vice President, Chief Financial Officer and Administrative Officer of Taubman Centers, Inc. (real estate investment trust specializing in developing and operating regional shopping centers) (since 1997)	26	Taubman Centers, Inc. (since 1/97)

(1)	The Trustee may serve until his/her death, resignation, removal or retirement. Pursuant to the By-Laws, any Trustee shall retire as Trustee at the end of the calendar year in which he/she attains the age of 75 years.

(2)	Length of time served is measured from the earliest date of service as a Trustee of any of the Munder Funds or their predecessors.

3. Under the heading “MANAGEMENT OF THE FUNDS –Management Ownership of the Funds”, which begins on page 38 of the SAI, the table is hereby supplemented with the following:

	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Non-Interested Trustees
Lisa A. Payne[1]	None	$10,001 - $50,000

[1]	Ms. Payne was appointed a Trustee of MST and MST II effective March 16, 2005.

4. Under the heading “MANAGEMENT OF THE FUNDS –Material Relationships of the Non-Interested Trustees”, which begins on page 40 of the SAI, the section is hereby deleted in its entirety and replaced with the following:

For the purposes of the statements below, the immediate family members of any person are a person’s spouse, children residing in the person’s household (including step and adoptive children) and any dependent of the person; an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person; a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act, in each case for which the Advisor or any of its affiliates acts as investment adviser.

As of December 31, 2004, none of the Non-Interested Trustees except Ms. Payne, nor any members of their immediate families, beneficially owned any securities issued by the Advisor or any other entity in a control relationship to the Advisor. Prior to taking office as a Non-Interested Trustee, Ms. Payne disposed of all of her interests in common stock of Comerica, Inc.

Except as otherwise disclosed with respect to Ms. Payne’s ownership of Comerica stock, during the calendar years of 2003 and 2004, none of the Non-Interested Trustees, nor any member of their immediate family, had any direct or indirect interest (the value of which exceeds $60,000), whether by contract, arrangement or otherwise, in the Advisor or any other entity in a control relationship to the Advisor.

During the calendar years 2003 and 2004, none of the Non-Interested Trustees, nor any members of their immediate families, except for Messrs. Eckert and Rakolta and Ms. Payne, had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $60,000 and to which any of the following were a party (each, a “Fund-Related Party”): (i) the Funds, (ii) an officer of the Funds, (iii) a related fund, (iv) an officer of any related fund, (v) the Advisor; (vi) any affiliate of the Advisor; or (vii) an officer of any such affiliate.

During the calendar years 2003 and 2004, none of the Non-Interested Trustees, nor any members of their immediate families, except for Messrs. Eckert and Rakolta and Ms. Payne, had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $60,000 and to which any of the following were a party (each, a “Fund-Related Party”): (i) the Funds, (ii) an officer of the Funds, (iii) a related fund, (iv) an officer of any related fund, (v) the Advisor; (vi) any affiliate of the Advisor; or (vii) an officer of any such affiliate.

Mr. Eckert is Director, President and Chief Executive Officer of Capital Automotive REIT (“CARS”), a publicly-held real estate investment trust specializing in retail automotive properties. Ms. Payne is Director, Executive Vice President, Chief Financial Officer and Administrative Officer of Taubman Centers, Inc. (“Taubman”), a publicly-held real estate investment trust specializing in developing and operating regional shopping centers. Mr. Rakolta is Chairman and Chief Executive Officer, Walbridge Aldinger Company (“Walbridge”), a privately-owned construction/real estate/manufacturing company. During the calendar years 2003 and 2004, Comerica Bank, a wholly-owned subsidiary of Comerica Incorporated, which is the indirect parent company of the Advisor, was one of several commercial banks and lending facilities with which both CARS and Taubman had secured lines of credit, Taubman had construction loans and Walbridge had a stand-by line of credit. Prior to taking office as a Non-Interested Trustee, Ms. Payne terminated a secured note and one personal line of credit with Comerica Bank. She continues to maintain another personal line of credit with Comerica Bank. In all cases, the arrangements with Comerica Bank are or were subject to standard agreements that were negotiated at arms’ length, subject to customary terms, conditions and interest rates.

During the calendar years 2003 and 2004, none of the Non-Interested Trustees, nor any members of their immediate family, had any relationship (the value of which exceeds $60,000) with any Fund-Related Party, including, but not limited to, relationships arising out of (i) the payments for property and services, (ii) the provision of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate), or (iv) the provision of consulting service.

During the calendar years 2003 and 2004, none of the Non-Interested Trustees, nor any member of their immediate family, had any position, including as an officer, employee, director or partner, with any of: (i) the Funds, (ii) an officer of the Funds, (iii) a related fund, (iv) an officer of any related fund, (v) the Advisor, or (vi) any other entity in a control relationship to the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.